S-K 1603(c) Fiduciary Duties to Other Companies	May 29, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under British Virgin Islands law, directors and officers owe the following fiduciary duties:

(i)	duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;
(ii)	duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;
(iii)	directors should not improperly fetter the exercise of future discretion;
(iv)	duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and
(v)	duty to exercise independent judgment.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers, directors and director nominees currently have fiduciary duties or contractual obligations which will take priority over us.

Individual	Entity/company name		Entity’s Business/industry		Affiliation/Position (e.g. CEO/CFO/Director/ Managing Director/ Chairman/Chairperson)
Yongsheng Liu	●	Scienjoy Holding Corporation	●	provider of mobile live streaming platforms in China	●	Director
	●	SunCar Technology Group Inc.	●	cloud-based provider of digitalized enterprise auto services and auto insurance service in China	●	Independent Director
Individual	Entity/company name		Entity’s Business/industry		Affiliation/Position (e.g. CEO/CFO/Director/ Managing Director/ Chairman/Chairperson)
	●	Newbridge Acquisition Limited	●	Special purpose acquisition company	●	CEO/Director/Chairman
	●	Oriental Holdings Limited	●	● Investment	●	Director

Zhen Li	●	Newbridge Acquisition Limited	●	Special purpose acquisition company	●	CFO
	●	Marvel Nice Limited	●	Investment	●	Director
	●	Golden Bridge Growth Limited	●	Investment	●	Director
	●	Shanghai Yingsui Network Technology Co., Ltd.	●	Technology	●	Director
	●	Guangzhou Xingyue Energy Technology Co., Ltd	●	Energy technology	●	Director

Jining Li	●	Wealth Path Holdings Limited	●	Investment	●	Director
	●	Keen Nice Communications Limited	●	Investment	●	Director
	●	Newbridge Acquisition Limited	●	Special purpose acquisition company	●	Director
	●	HK Karsing Investment Limited	●	Investment	●	Director
	●	Star Jet (Hong Kong) Limited	●	Investment	●	Director
	●	Oriental Holdings Limited	●	Investment	●	Director

Russelle Kinpui Choi	●	Success Universal Group Limited	●	Property, entertainment, travel and hotel business	●	Non-Executive Director
	●	Newbridge Acquisition Limited	●	Special purpose acquisition company	●	Independent Director

Angela Lee	●	Newbridge Acquisition Limited	●	Special purpose acquisition company	●	Independent Director

Laurent Patrick André Michelon	●	Golden Bridge Growth Limited	●	fund management, SPAC investments and mergers & acquisitions	●	Director of Marketing & Business Development (Europe)
	●	Kalliste Consulting	●	consulting	●	Marketing Strategy Consultant
	●	Newbridge Acquisition Limited	●	Special purpose acquisition company	●	Independent Director